Schedule V-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule V-Valuation and Qualifying Accounts
Schedule V — Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year
	(in millions)
2016:
Valuation allowance for mortgage loans on real estate	$0.1	$(0.1)	$—	$—	$—
Total	$0.1	$(0.1)	$—	$—	$—
2015:
Valuation allowance for mortgage loans on real estate	$0.4	$(0.3)	$—	$—	$0.1
Total	$0.4	$(0.3)	$—	$—	$0.1
As of December 31, 2017 there was no valuation allowance for mortgage loans on real estate.